Tax charge	12 Months Ended
Dec. 31, 2017
Tax charge
Tax charge

B4  Tax charge

On 22 December 2017, a significant US tax reform package, the Tax Cuts and Jobs Act, was enacted into law effective from 1 January 2018. The tax reform package as a whole, which includes a reduction in the corporate income tax rate from 35 per cent to 21 per cent, and a number of specific measures affecting US life insurers, is expected to be beneficial in the longer term. However in 2017 the changes have had an adverse impact on the tax charge attributable to shareholders in the Group's US operations and a benefit to policyholders in the with-profits fund of the UK and Europe operations, due to the requirement to remeasure deferred tax balances at the new 21 per cent rate. The 2017 impacts on the Group's income statement and on other comprehensive income of the US tax changes are set out below and the impact on the balance sheet are set out in note C8.

(a)   Total tax charge by nature of expense

The total tax charge in the income statement is as follows:

	2017			2016	2015

Tax charge	Current tax	Deferred tax	Total	Total	Total

	£m	£m	£m	£m	£m
Attributable to shareholders:
Asia operations	(164)	(89)	(253)	(256)	(179)
US operations	56	(564)	(508)	66	(240)
UK and Europe	(302)	35	(267)	(275)	(287)
Other operations	122	—	122	111	137

Tax charge attributable to shareholders' returns	(288)	(618)	(906)	(354)	(569)

Attributable to policyholders:
Asia operations	(92)	(157)	(249)	(155)	(69)
UK and Europe	(316)	(109)	(425)	(782)	(104)

Tax charge attributable to policyholders' returns	(408)	(266)	(674)	(937)	(173)

Total tax charge	(696)	(884)	(1,580)	(1,291)	(742)

The principal reason for the increase in the tax charge attributable to shareholders' returns is a £445 million deferred tax charge arising on the remeasurement of the US net deferred tax assets from 35 per cent to 21 per cent. The principal reason for the decrease in the tax charge attributable to policyholders' returns is a smaller increase in deferred tax liabilities on unrealised gains on investments in the with-profits fund of UK and Europe compared to 2016, combined with a £92 million credit following the remeasurement of US net deferred tax liabilities in the same with-profits fund.

The reconciliation of the expected to actual tax charge attributable to shareholders is provided in (b) below. The tax charge attributable to policyholders of £674 million above is equal to the profit before tax attributable to policyholders of £674 million. This is the result of accounting for policyholder income after the deduction of expenses and movement on unallocated surpluses and on an after tax basis.

The total tax charge comprises:

	2017	2016	2015

	£m	£m	£m
Current tax expense:
Corporation tax	(746)	(1,464)	(782)
Adjustments in respect of prior years	50	87	48

Total current tax charge	(696)	(1,377)	(734)

Deferred tax arising from:
Origination and reversal of temporary differences	(531)	64	(40)
Impact of changes in local statutory tax rates	(353)	6	22
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	—	16	10

Total deferred tax (charge) credit	(884)	86	(8)

Total tax charge	(1,580)	(1,291)	(742)

The reduction in the corporation tax expense from £1,464 million in 2016 to £746 million in 2017 principally relates to US operations where a higher tax deduction arises in 2017 as compared to 2016 in respect of derivative losses.

The 2017 impact of changes in local statutory tax rates relates to the remeasurement of US deferred tax balances following US tax reform attributable to both shareholders and policyholders.

The current tax charge of £696 million (2016: £1,377 million; 2015: £734 million) includes £59 million (2016: £53 million; 2015: £35 million) in respect of the tax charge for the Hong Kong operation. The Hong Kong current tax charge is calculated as 16.5 per cent for all periods on either (i) 5 per cent of the net insurance premium or (ii) the estimated assessable profits, depending on the nature of the business written.

The total deferred tax (charge) credit arises as follows:

	2017	2016	2015

	£m	£m	£m
Short-term temporary differences	(526)	573	(200)
Unrealised gains and losses on investments	(185)	(437)	272
Balances relating to investment and insurance contracts	(156)	(90)	(55)
Unused tax losses	(12)	36	(26)
Capital allowances	(5)	4	1

Deferred tax (charge) credit	(884)	86	(8)

The movement in the short-term temporary differences from a credit in 2016 of £573 million to a charge in 2017 of £526 million principally relates to the US operations due to the combination of the £445 million charge relating to the remeasurement of the deferred tax balances following the US tax reform changes and a £695 million deferred tax charge relating to the amortisation of US operations derivative losses, which are spread across three years for tax purposes. The unrealised gains and losses on investments charge is after including the £92 million benefit from remeasurement of deferred tax balances on unrealised gains of US investments in the with-profits funds of UK and Europe operations.

In 2017, a tax charge of £75 million (2016: credit of £10 million; 2015: credit of £338 million) attributable to shareholders has been taken through other comprehensive income. The 2017 charge includes a £190 million deferred tax charge primarily on unrealised gains on bonds held in the US operations partly offset by £134 million benefit relating to the remeasurement of US net deferred tax liabilities on the bonds

(b)   Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rates reflect the corporation tax rates that are expected to apply to the taxable profit of the relevant business. Where there are profits of more than one jurisdiction the expected tax rates reflect the corporation tax rates weighted by reference to the amount of profit contributing to the aggregate business result.

	2017
	Asia operations	US operations	UK and Europe	Other* operations	Total attributable to shareholders	Percentage impact on ETR

	£m	£m	£m	£m	£m
Operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	(878)	4,699
Non-operating profit (loss)	53	(1,462)	(14)	20	(1,403)

Profit (loss) before tax	2,028	762	1,364	(858)	3,296

Expected tax rate	21%	35%	19%	19%	24%
Tax at the expected rate	426	267	259	(163)	789	23.9%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(64)	(11)	(2)	(14)	(91)	(2.8)%
Deductions not allowable for tax purposes	26	6	13	10	55	1.7%
Items related to taxation of life insurance businesses	(92)	(238)	(2)	—	(332)	(10.1)%
Deferred tax adjustments	11	17	(1)	(5)	22	0.7%
Effect of results of joint ventures and associates	(52)	—	(3)	—	(55)	(1.7)%
Irrecoverable withholding taxes	—	—	—	54	54	1.6%
Other	(10)	—	6	(1)	(5)	(0.1)%

Total	(181)	(226)	11	44	(352)	(10.7)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(3)	(15)	(3)	(3)	(24)	(0.7)%
Movements in provisions for open tax matters	19	25	—	—	44	1.3%
Impact of US tax reform	—	445	—	—	445	13.5%
Adjustments in relation to business disposals	(8)	12	—	—	4	0.1%

Total	8	467	(3)	(3)	469	14.2%

Total actual tax charge (credit)	253	508	267	(122)	906	27.4%

Analysed into:

Tax on operating profit based on longer-term investment returns	276	548	268	(121)	971
Tax on non-operating profit	(23)	(40)	(1)	(1)	(65)

Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	25%	19%	14%	21%
Excluding non-recurring tax reconciling items	13%	24%	20%	13%	20%
Total profit	12%	67%	20%	14%	27%

*	Other operations include restructuring costs.

The more significant reconciling items are explained below:

Income not taxable or taxable at concessionary rates

£26 million of the £64 million reconciling item in Asia operations is due to non-taxable gains on domestic securities in Taiwan (no equivalent amount in 2016) with the balance principally relating to income taxable at rates lower than the expected rates in Malaysia and Singapore.

Items related to taxation of life insurance businesses

The £92 million reconciling item in Asia operations reflects where the basis of tax is not the accounting profits, primarily in:

–	Hong Kong where the taxable profit is based on the net insurance premiums; and
–	Indonesia and Philippines where investment income is subject to withholding tax at source and no further corporation tax.

It is higher than the 2016 adjustment of £20 million due to a larger proportion of profits attributable to Hong Kong.

The £238 million (full year 2016: £159 million; full year 2015: £113 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business. US tax reform changes effective from 1 January 2018 are expected to reduce the level of this deduction from 2018 onwards.

Effects of results of joint ventures and associates

The £55 million reconciling item arises from the accounting requirement for inclusion in the profit before tax of Prudential's share of the profits after tax from the joint ventures and associates, with no equivalent item included in Prudential's tax charge.

Irrecoverable withholding taxes

The £54 million adverse reconciling items reflects withholding taxes on dividends paid by certain non-UK subsidiaries, principally Indonesia, to the UK. The dividends are exempt from UK tax and consequently the withholding tax cannot be offset against UK tax payments.

Movements in provisions for open tax matters

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters whereupon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group's submitted tax returns. The statement of financial position contains the following provisions in relation to open tax matters:

£m

At 1 January 2017	(89)
Movements in the current period included in:
Tax charge attributable to shareholders	(44)
Other movements*	(6)

At 31 December 2017	(139)

*	Other movements include interest arising on open tax matters and amounts included in the Group's share of profits from joint ventures and associates, net of related tax.

Impact of US tax reform

As noted earlier, the reduction in the US corporate income tax rate from 35 per cent to 21 per cent from 1 January 2018 was substantively enacted on 22 December 2017, giving rise to a £445 million unfavourable reconciling item in US operations relating to the remeasurement of the net deferred tax asset attributable to shareholders. Separately, a £134 million benefit has been recognised in other comprehensive income. Further detail on the impact of US tax reform is provided in note C8.

	2016**
	Asia operations	US operations	UK and Europe	Other* operations	Total attributable to shareholders	Percentage impact on ETR

	£m	£m	£m	£m	£m
Operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	(689)	4,256
Non-operating (loss) profit	(460)	(1,523)	206	(204)	(1,981)

Profit (loss) before tax	1,184	525	1,459	(893)	2,275

Expected tax rate	22%	35%	20%	20%	24%
Tax at the expected rate	260	184	292	(179)	557	24.4%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(31)	(18)	(13)	(5)	(67)	(2.9)%
Deductions not allowable for tax purposes	20	8	10	22	60	2.6%
Items related to taxation of life insurance businesses	(20)	(159)	(1)	—	(180)	(7.9)%
Deferred tax adjustments	(11)	—	2	(14)	(23)	(1.0)%
Effect of results of joint ventures and associates	(44)	—	(2)	—	(46)	(2.0)%
Irrecoverable withholding taxes	—	—	—	36	36	1.6%
Other	3	—	—	(7)	(4)	(0.1)%

Total	(83)	(169)	(4)	32	(224)	(9.7)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1	(81)	(7)	5	(82)	(3.6)%
Movements in provisions for open tax matters	20	—	—	31	51	2.2%
Impact of changes in local statutory tax rates	—	—	(6)	—	(6)	(0.2)%
Write-down of Korea life business	58	—	—	—	58	2.5%

Total	79	(81)	(13)	36	21	0.9%

Total actual tax charge (credit)	256	(66)	275	(111)	354	15.6%

Analysed into:

Tax on operating profit based on longer-term investment returns	271	467	244	(88)	894
Tax on non-operating profit	(15)	(533)	31	(23)	(540)

Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	16%	23%	19%	13%	21%
Excluding non-recurring tax reconciling items	15%	27%	21%	18%	22%
Total profit	22%	(13)%	19%	12%	16%

*	Other operations include restructuring costs.
**	The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

The 2016 expected and actual tax rates as shown include the impact of the re-measurement loss on the held for sale Korea life business. The 2016 tax rates for Asia insurance operations and Group, excluding the impact of the held for sale Korea life business are as follows:

	Asia operations	Attributable to shareholders

Expected tax rate on total profit	22%	24%
Actual tax rate:
Operating profit based on longer-term investment returns	16%	21%
Total profit	18%	14%

	2015**
	Asia operations	US operations	UK and Europe	Other* operations	Total Attributable to shareholders	Percentage impact on ETR

	£m	£m	£m	£m	£m
Operating profit (loss) based on longer-term investment returns	1,286	1,702	1,636	(655)	3,969
Non-operating loss	(135)	(492)	(120)	(74)	(821)

Profit (loss) before tax	1,151	1,210	1,516	(729)	3,148

Expected tax rate	24%	35%	20%	21%	27%
Tax at the expected rate	276	424	303	(153)	850	27.0%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(45)	(10)	(5)	(3)	(63)	(2.0)%
Deductions not allowable for tax purposes	16	6	10	1	33	1.0%
Items related to taxation of life insurance businesses	(20)	(113)	—	—	(133)	(4.2)%
Deferred tax adjustments	10	—	(2)	(9)	(1)	0.0%
Effect of results of joint ventures and associates	(47)	—	(3)	—	(50)	(1.6)%
Irrecoverable withholding taxes	—	1	—	27	28	0.9%
Other	(5)	(3)	8	5	5	0.1%

Total	(91)	(119)	8	21	(181)	(5.8)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	5	(65)	(7)	—	(67)	(2.1)%
Movements in provisions for open tax matters	(6)	—	—	(5)	(11)	(0.3)%
Impact of changes in local statutory tax rates	(5)	—	(17)	—	(22)	(0.7)%

Total	(6)	(65)	(24)	(5)	(100)	(3.1)%

Total actual tax charge (credit)	179	240	287	(137)	569	18.1%

Analysed into:

Tax on operating profit based on longer-term investment returns	184	413	310	(121)	786
Tax on non-operating profit	(5)	(173)	(23)	(16)	(217)

Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	24%	19%	18%	20%
Excluding non-recurring tax reconciling items	15%	28%	20%	18%	22%
Total profit	16%	20%	19%	19%	18%

*	Other operations include restructuring costs.
**	The 2015 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

Due to the requirements of the financial reporting standards IAS 1 'Presentation of Financial Statements' and IAS 12 'Income Taxes', the profit (loss) before tax and tax charge reflect the aggregate of amounts that are attributable to shareholders and policyholders.

Profit (loss) before tax comprises profit attributable to shareholders and pre-tax profit attributable to policyholders of linked and with-profits funds and unallocated surplus of with-profits funds.

The total tax charge for linked and with-profits business includes tax expense on unit-linked and with-profits funds attributable to policyholders, the unallocated surplus of with-profits funds and the shareholders' profits. This feature arises from the basis of taxation applied to life and pension business, principally in the UK, but with similar bases applying in certain Asia operations, and is explained in the 'Basis of taxation for UK life and pension business' section below.

Furthermore, the basis of preparation of Prudential's financial statements incorporates the additional feature that, as permitted under IFRS 4, the residual equity of the Group's with-profits funds, ie unallocated surplus, is recorded as a liability with transfers to and from that liability reflected in pre-tax profits. This gives rise to anomalous effective tax rates for profits attributable to policyholders (as described in the 'Profits attributable to policyholders and related tax' section below).

In meeting the reconciliation requirements set out in paragraph 81(c) of IAS 12, the presentation shown in this disclosure note seeks to ensure that the explanation of the relationship between tax expense and accounting profit draw properly the distinction between the elements of the profit and tax charge that are attributable to policyholders and shareholders as explained in the 'Profits attributable to policyholders and related tax' and 'Reconciliation of tax charge on profit attributable to shareholders' sections respectively. Due to the nature of the basis of taxation of UK life and pension business (as described in the 'Basis of taxation for UK life and pension business' section below), and the significance of the results of the business to the Group, it is inappropriate to seek to explain the effective tax rate on profit before tax by the traditional approach that would apply for other industries.

The shareholder elements are the components of the profit and tax charge that are of most direct relevance to investors, and it is this aspect that the IAS 12 reconciliation requirement is seeking to explain for companies that do not need to account for both with-profits and unit-linked funds, where tax is borne by the Company on the policyholders' behalf and which is not contemplated by the IFRS requirement.

Basis of taxation for UK life and pension business

Different rules apply under UK tax law for taxing pension business and life insurance business and there are detailed rules for apportioning the investment return and profits of the fund between the types of business.

The investment return referable to pension business, and some other less significant classes of business, is exempt from taxation, but tax is charged on the profit that shareholders derive from writing such business at the corporate rate of tax. The rules for taxing life insurance business are more complex. Initially, the UK regime seeks to tax the investment return less management expenses (I-E) on this business as it arises. However, in determining the actual tax charge, a calculation of the shareholder profits for taxation purposes from writing life insurance business also has to be made and compared with the I-E profit.

If the shareholder profit is higher than the I-E amount, extra income is attributable to the I-E calculation until the I-E profit equals the shareholder profit. If on the other hand, the I-E profit is the greater, then an amount equal to the shareholder profit is taxed at the corporate rate of tax, with the remainder of the I-E profit being taxed at the lower policyholder rate of tax.

The purpose of this approach is to ensure that the Company is always at a minimum taxed on the profit, as defined for taxation purposes by reference to the Company's IFRS results, that it has earned. The shareholders' portion of the long-term business is taxed at the shareholders' rate, with the remaining portion taxed at rates applicable to the policyholders.

Profits attributable to policyholders and related tax

As noted above, it is necessary under IFRS requirements to include the total tax charge of the Company (both policyholder and shareholder elements) in the tax charge disclosed in the income statement.

The tax expense attributable to policyholders is a combination of current and deferred tax charges and reflects the nature of the income and expenditure of the with-profits and unit-linked funds. The current tax charge element reflects the element for the funds, determined on the I-E basis (as described in the 'Basis of taxation for UK life and pension business' section above) that is attributable to policyholders. For policyholder deferred tax, normally the most significant element reflects the movement on unrealised appreciation on investments. These investments are accounted for under IAS 39 on a fair value through profit or loss basis with attaching deferred tax charges or credits.

For with-profits business, total pre-tax profits reflect the aggregate of profits attributable to policyholders and shareholders. However, amounts attributable to the equity of with-profits funds are carried in the liability for unallocated surplus. Also, as described in the 'Basis of taxation for UK life and pension business' section above, UK with-profits business is taxed on a basis that affects policyholders' unallocated surplus of with-profits funds and shareholders. For the PAC with-profits sub-fund, transfers to and from unallocated surplus are recorded in the income statement, so that after charging the total tax borne by the fund, the net balance reflects the statutory transfer from the fund for the year. The statutory transfer represents 10 per cent of the actuarially determined surplus for the year that is attributable to shareholders.

For SAIF, similar transfers are made. However, in the case of SAIF, a net nil balance is derived, reflecting the lack of shareholder interest in the financial performance of the fund (other than through asset management arrangements).

The accounting anomaly that arises under IFRS is that due to the fact that the net of tax profit attributable to with-profits policyholders is zero, the Company's presentation of pre-tax profit attributable to policyholders reflects an amount that is the mirror image of the tax charge attributable to policyholders.

For unit-linked business, pre-tax profits also reflect the aggregate of profits attributable to policyholders and shareholders. The pre-tax profits attributable to policyholders represent fees earned that are used to pay tax borne by the Company on policyholders' behalf. The net of tax profit attributable to policyholders for unit-linked business is thus zero.

In summary, for accounting purposes, in all cases and for all reporting periods, the apparent effective rate for profit attributable to policyholders and unallocated surplus is 100 per cent. However, it is to be noted that the 100 per cent rate does not reflect a rate paid on the profits attributable to policyholders. It instead reflects the basis of accounting for unallocated surplus coupled with the distinction made for performance reporting between sources of profit attributable to shareholders, policyholders and unallocated surplus and IFRS requirements in respect of reporting of all pre-tax profits and all tax charges irrespective of policyholder or shareholder economic interest.